Loans Payable to Third Parties (Tables)	12 Months Ended
Dec. 31, 2025
Loans Payable to Third Parties
Schedule of Loans Payable to Third Parties
	December 31,	December 31,
	2025	2024
Loan payable to third party (i)	$-	$1,027,734
Loans payable to third party (ii)	3,769,821	2,223,000
Total	$3,769,821	$3,250,734